Financial Liabilities for Trading at Fair Value Through Profit or Loss (Details) - Schedule of Financial Liability Trading - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial derivative contracts
Total Financial derivative contracts	$ 12,155,024	$ 9,521,575
Forwards
Financial derivative contracts
Total Financial derivative contracts	1,151,921	1,258,352
Swaps
Financial derivative contracts
Total Financial derivative contracts	10,995,608	8,255,283
Call Options
Financial derivative contracts
Total Financial derivative contracts	5,530	2,726
Put Options
Financial derivative contracts
Total Financial derivative contracts	$ 1,965	$ 5,214